UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended September 30, 2008.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		9/30/08

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  67506 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
---------------------------------------------------------------------    ----    ------  ----    ------------------------

Covidien Limited               COM     G2552X108     2425   45115SH              Sole               45115
Foster Wheeler Ltd             COM     G36535139      645   17860SH              Sole               17860
Transocean Sedco Forex Inc     COM     G90073100     1156   10520SH              Sole               10520
Genco Shipping & Trading       COM     Y2685T107     1065   32050SH              Sole               32050
Aflac                          COM     001055102     1814   30880SH              Sole               30880
Abbott Laboratories            COM     002824100     2212   38411SH              Sole               38411
Aetna Inc                      COM     00817Y108     1561   43240SH              Sole               43240
Apple Computer                 COM     037833100     1834   16139SH              Sole               16139
Celgene Corp                   COM     151020104     1599   25270SH              Sole               25270
Chesapeake Energy              COM     165167107     1035   28875SH              Sole               28875
Chevron Corp                   COM     166764100      418    5072SH              Sole                5072
Cisco Systems                  COM     17275R102     1645   72910SH              Sole               72910
Coca-Cola Co                   COM     191216100      662   12510SH              Sole               12510
Colgate-Palmolive              COM     194162103      398    5285SH              Sole                5285
Costco Wholesale               COM     22160K105     1801   27739SH              Sole               27739
Deerfield Capital Corporation  COM     244331104       65  100000SH              Sole              100000
Dominion Resources             COM     25746U109      274    6400SH              Sole                6400
Emerson Corp                   COM     291011104     2075   50860SH              Sole               50860
EnCana Corp                    COM     292505104      493    7500SH              Sole                7500
Ennis Inc                      COM     293389102      208   13486SH              Sole               13486
Exxon Mobil                    COM     30231G102     1258   16195SH              Sole               16195
General Mills                  COM     370334104     2335   33975SH              Sole               33975
Google Inc Class A             COM     38259P508     1368    3415SH              Sole                3415
Hewlett-Packard Inc            COM     428236103     2440   52760SH              Sole               52760
J P Morgan Chase & Co          COM     46625H100     2116   45310SH              Sole               45310
Jacobs Engineering Group       COM     469814107      942   17350SH              Sole               17350
Johnson & Johnson              COM     478160104     1138   16424SH              Sole               16424
Jupitermedia Corporation       COM     48207D101      275  237488SH              Sole              237488
Kinder Morgan Energy Partners  COM     494550106      206    3958SH              Sole                3958
Kraft Foods                    COM     50075N104      230    7032SH              Sole                7032
L-3 Communications Holdings    COM     502424104     2188   22252SH              Sole               22252
McDonalds Corp                 COM     580135101     2383   38615SH              Sole               38615
Medco Health Solutions Inc     COM     58405U102     2202   48925SH              Sole               48925
Monsanto Co                    COM     61166W101     1762   17800SH              Sole               17800
Oracle Systems                 COM     68389X105      336   16556SH              Sole               16556
Patriot Scientific Corp        COM     70336N107        2   10000SH              Sole               10000
PepsiCo Inc                    COM     713448108     3013   42282SH              Sole               42282
Petrohawk Energy Corp          COM     716495106      735   34000SH              Sole               34000
Petroleo Brasileiro SA         COM     71654V408     1918   43630SH              Sole               43630
Procter & Gamble               COM     742718109      690    9903SH              Sole                9903
QUALCOMM Inc                   COM     747525103     1916   44595SH              Sole               44595
Rambus Inc                     COM     750917106     1176   91555SH              Sole               91555
Charles Schwab                 COM     808513105     3369  129590SH              Sole              129590
Stericycle                     COM     858912108     1710   29028SH              Sole               29028
Thermo Fisher                  COM     883556102     1933   35145SH              Sole               35145
Travelers Group                COM     89417E109     1747   38650SH              Sole               38650
Verizon Communications         COM     92343V104     1719   53580SH              Sole               53580
Yum Brands Inc                 COM     988498101     1714   52565SH              Sole               52565
Zimmer Holdings Inc            COM     98956P102     1300   20140SH              Sole               20140